19. Stock Options (Annual) (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares		1,910,216	1,213,698
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 5,585,571	$ 3,624,266
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 2,310	$ 1,493,536
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares		2,766,438	2,384,063
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	4,155,301	492,466
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		3,741,046	460,636